Equity	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Number of shares issued

(in shares)	December 31, 2021	December 31, 2020	December 31, 2019
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

As at December 31, 2021, the share capital is represented by 220,024,713 shares. The shares have no nominal value.
As at December 31, 2021, the authorized share capital not issued amounts to $83,898,616 (2020 and 2019: $83,898,616) or the equivalent of 77,189,888 shares (2020 and 2019: 77,189,888 shares).
The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at the shareholders' meetings of the Group.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve
The hedging instruments were as follows:

	2021
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
$220.0 million facility	39,513	—	(462)	1,902
$173.6 million facility - Cap Quebec and Cap Pembroke	63,490	—	(2,987)	2,968
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	66,817	1,353	—	1,614
$713.0 million facility	237,222	5,039	—	4,665
Forward cap contracts
Cap options	200,000	2	—	605
The Group, through two of its JV companies in connection to the $220.0 million facility raised in March 2018 (Note 16), entered on June 29, 2018 in several Interest Rate Swaps (IRSs) for a combined notional value of $208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between six and nine months matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively. The notional value of these instruments at December 31, 2021 amounted to $39.5 million. The fair value of these instruments at December 31, 2021 amounted to $(0.5) million (100%), of which $1.9 million was reflected in OCI at the level of the JV companies in 2021 (Note 25).

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of $86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying $173.6 million facility and mature on March 28, 2025. The notional value of these instruments at December 31, 2021 amounted to $63.5 million. The fair value of these instruments at December 31, 2021 amounted to $(3.0) million (see Note 18) and $3.0 million has been recognized in OCI in 2021.
The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of $200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The notional value of these instruments at December 31, 2021 amounted to $200.0 million. The fair value of these instruments at December 31, 2021 amounted to $2 thousand (see Note 12) and $0.6 million has been recognized in OCI in 2021.

During 2021 and 2020, the Group entered into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of $140.1 million and $25.8 million, respectively. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulfur fuel is actually transferred. These instruments qualified as hedging instruments in a cash flow hedge relationship under IFRS9. These instruments were measured at their fair value; effective changes in fair value were recognized in OCI and the ineffective portion was recognized in profit or loss during 2020. As from 2021, all changes were recognized in profit or loss. All swaps were settled in 2021 and 2020 upon delivery of the fuel.

The Group, through the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of $70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying $173.6 million facility and mature on September 28, 2025. The notional value of these instruments at December 31, 2021 amounted to $66.8 million. The fair value of these instruments at December 31, 2021 amounted to $1.4 million (see Note 10) and $1.6 million has been recognized in OCI in 2021.

The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of $237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the LIBOR rate in connection with the new $713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs mature on March 11, 2025. The notional value of these instruments at December 31, 2021 amounted to $237.2 million. The fair value of these instruments at December 31, 2021 amounted to $5.0 million (see Note 10) and $4.7 million has been recognized in OCI in 2021.

Treasury shares
As of December 31, 2021 Euronav owned 18,346,732 of its own shares, compared to 18,346,732 of shares owned on December 31, 2020. In the twelve months period ended December 31, 2021, Euronav did not buy back any shares.
Distributions
During its meeting of May 4, 2021 the Supervisory Board of Euronav approved an interim dividend for the first quarter of 2021 of $0.03 per share. The interim dividend of $0.03 per share was payable as from June 3, 2021. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.
On May 20, 2021, the Annual Shareholders' meeting approved a full year dividend for 2020 of $1.40 per share. Taking into account the interim dividends paid based on the Group's policy to return 80% of the net income to shareholders, no closing dividend was paid.

During its meeting of August 10, 2021, the Supervisory Board of Euronav approved an interim dividend for the second quarter of 2021 of $0.03 per share. The interim dividend of $0.03 per share was payable as from September 8, 2021. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

During its meeting of November 4, 2021, the Supervisory Board of Euronav approved an interim dividend for the third quarter of 2021 of $0.03 per share. The interim dividend of $0.03 per share was payable as from November 30, 2021. The interim dividend to holders of Euronext shares was paid in EUR at the USD/EUR exchange rate of the record date.

On November 10, 2021, a shareholders meeting decided to make the issue premium reserve account available for distribution. On February 1, 2022, the Supervisory Board of Euronav proposed a fixed distribution of $0.03 per share related to the fourth quarter of 2021 which will be paid via a repayment from that issue premium reserve. This distribution approach will be optimal for shareholders as Euronav anticipates there will be zero withholding tax associated with such a payment. The mechanism for this distribution will require shareholder approval at the Annual Shareholders' meeting to be held on May 19, 2022.

On March 25, 2022, the Supervisory Board proposed the Annual Shareholders' meeting to be held on May 19, 2022, to approve a full year dividend for 2021 of $0.09 per share and a distribution of $0.03 per share via the issue premium reserve. Taking into account the interim dividends paid based on the Group’s policy to target a return of 80% of the net income to shareholders, no closing dividend will be paid.

The total amount of dividends paid in 2021 was $24.2 million ($352.0 million in 2020).

Long term incentive plan 2015

The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2015 a long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units (RSU's), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015.
Long term incentive plan 2016

The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2016 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 54,616 phantom stocks were granted on February 2, 2016.
Long term incentive plan 2017
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2017 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 66,449 phantom stock units were granted on February 9, 2017.
Long term incentive plan 2018

The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018.
Transaction Based Incentive Plan 2019

The Group’s Board of Directors (as of February 2020 Supervisory Board) has implemented in 2019 a transaction-based incentive plan for key management personnel. Under the terms of this TBIP, key management personnel are eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the Fair Market Value (FMV) of one share of the Company multiplied by the number of phantom stock units that have vested prior to the settlement date. The TBIP defines FMV as the volume weighted average price of the shares on the New York Stock Exchange over the thirty (30) Business Days preceding such date.

Long term incentive plan 2019

The Group’s Board of Directors (as of February 2020 Supervisory Board) implemented in 2019 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (RSUs). The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. In total 152,346 RSUs were granted on April 1, 2019.

Long term incentive plan 2020

The Group’s Supervisory Board implemented in 2020 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (RSUs). The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. In total 144,392 RSUs were granted on April 1, 2020.

Long term incentive plan 2021
The Group’s Supervisory Board implemented in 2021 an additional long term incentive plan (LTIP) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav RSUs. The RSUs vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. In total 193,387 RSUs were granted on April 1, 2021.